Inventories - Allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements in allowances
As of January 1	€ 2,646
As of December 31	3,168	€ 2,646
Accumulated impairment
Movements in allowances
As of January 1	432	456	€ 195
Charged to income statement	153	100	354
Deductions	(64)	(124)	(93)
As of December 31	€ 521	€ 432	€ 456